Pensions and Post-Employment Benefits - Summary of Plan Assets Measured at Estimated Fair Value (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Cash	$ 701	$ 579
Investments in corporate bonds	6,851	6,212
Investments in government bonds	8,435	11,108
Total fixed-income securities	15,987	17,899
Investment in marketable securities	6,646	7,947
Other investments and private funds	6,686	6,847
Total variable-income securities	13,332	14,794
Total plan assets	29,319	32,693	$ 28,854
Level 1 [Member]
Disclosure of fair value of plan assets [line items]
Cash	701	579
Investments in corporate bonds	131	144
Investments in government bonds	1,649	1,701
Total fixed-income securities	2,481	2,424
Investment in marketable securities	5,089	6,212
Other investments and private funds	973	991
Total variable-income securities	6,062	7,203
Total plan assets	8,543	9,627
Level 2 [Member]
Disclosure of fair value of plan assets [line items]
Cash	0	0
Investments in corporate bonds	6,720	6,067
Investments in government bonds	6,786	9,407
Total fixed-income securities	13,506	15,474
Investment in marketable securities	1,557	1,735
Other investments and private funds	4,172	3,279
Total variable-income securities	5,729	5,014
Total plan assets	19,235	20,488
Level 3 [Member]
Disclosure of fair value of plan assets [line items]
Cash	0	0
Investments in corporate bonds	0	1
Investments in government bonds	0	0
Total fixed-income securities	0	1
Investment in marketable securities	0	0
Other investments and private funds	1,541	2,577
Total variable-income securities	1,541	2,577
Total plan assets	$ 1,541	$ 2,578